Amplify High Income ETF
Schedule of Investments
December 31, 2024 (Unaudited)

INVESTMENT COMPANIES - 98.2%	Shares	Value
Equity - 42.4%
abrdn Global Premier Properties Fund (a)	2,524,654	$9,745,164
abrdn Healthcare Investors	929,755	14,922,568
abrdn Healthcare Opportunities Fund (a)	242,886	4,583,259
abrdn Life Sciences Investors	827,575	10,857,784
BlackRock ESG Capital Allocation Term Trust	970,318	15,913,215
BlackRock Health Sciences Term Trust	1,041,803	15,001,963
BlackRock Innovation and Growth Term Trust	2,141,083	15,929,658
BlackRock Science and Technology Term Trust (a)	808,947	16,753,292
Calamos Long/Short Equity & Dynamic Income Trust	280,356	4,157,679
CBRE Global Real Estate Income Fund (a)	3,428,958	16,493,288
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	569,263	4,793,194
Eaton Vance Tax-Advantaged Dividend Income Fund	205,577	4,944,127
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	372,711	5,370,766
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	564,419	4,611,303
India Fund, Inc.	270,250	4,256,438
Kayne Anderson Energy Infrastructure Fund	452,979	5,757,363
Liberty All Star Growth Fund, Inc.	850,277	4,804,065
Liberty All-Star Equity Fund	754,971	5,247,048
Neuberger Berman Energy Infrastructure and Income Fund, Inc.	611,303	5,397,805
Neuberger Berman Next Generation Connectivity Fund, Inc.	360,782	4,596,363
Nuveen Real Asset Income and Growth Fund	813,027	9,862,018
NYLI CBRE Global Infrastructure Megatrends Term Fund	1,278,358	15,557,617
Virtus Dividend Interest & Premium Strategy Fund (a)	376,677	4,757,431
Virtus Total Return Fund, Inc.	1,824,466	10,691,371
Voya Global Equity Dividend and Premium Opportunity Fund	2,155,507	11,682,848
		226,687,627

Fixed Income - 55.8%
Aberdeen Asia-Pacific Income Fund, Inc.	1,041,199	15,326,449
abrdn Global Infrastructure Income Fund	766,832	13,442,565
Advent Convertible and Income Fund (a)	1,068,202	12,572,738
BlackRock Capital Allocation Term Trust	1,036,473	15,702,566
BlackRock Corporate High Yield Fund, Inc.	552,640	5,421,398
BlackRock Credit Allocation Income Trust	469,007	4,905,813
BlackRock Debt Strategies Fund, Inc. (a)	493,927	5,314,655
BlackRock Floating Rate Income Strategies Fund, Inc. (a)	1,041,457	14,320,034
BlackRock Floating Rate Income Trust	686,454	8,827,798
Blackstone Strategic Credit 2027 Term Fund	415,359	5,079,841
Brookfield Real Assets Income Fund, Inc.	362,513	4,828,673
DoubleLine Income Solutions Fund	427,753	5,376,855
Eaton Vance Ltd. Duration Income Fund	501,890	4,903,465
First Trust High Yield Opportunities 2027 Term Fund (a)	345,945	5,009,284
First Trust Senior Floating Rate Income Fund II	768,065	7,949,473
Franklin Ltd. Duration Income Trust	1,194,393	7,918,826
Guggenheim Active Allocation Fund/DE	320,814	4,770,504
KKR Income Opportunities Fund (a)	383,114	5,126,065
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (a)	1,915,778	8,697,632
Nuveen Core Plus Impact Fund	849,975	8,933,237
Nuveen Credit Strategies Income Fund (a)	3,102,400	17,652,656
Nuveen Floating Rate Income Fund/Closed-end Fund	1,972,108	17,591,203
Nuveen Multi-Asset Income Fund	721,314	8,684,621
Nuveen Preferred & Income Opportunities Fund (a)	665,815	5,233,306
Nuveen Variable Rate Preferred & Income Fund	264,454	4,820,996
PGIM Global High Yield Fund, Inc.	410,203	5,053,701
PGIM High Yield Bond Fund, Inc.	385,160	5,268,989
RiverNorth Opportunities Fund, Inc.	634,127	7,286,119
Saba Capital Income & Opportunities Fund	1,257,178	9,579,696
Saba Capital Income & Opportunities Fund II (a)	602,348	5,457,273
Virtus Convertible & Income Fund	2,671,447	9,269,921
Western Asset Diversified Income Fund	1,176,895	16,770,754
Western Asset Emerging Markets Debt Fund, Inc.	509,127	4,897,802
Western Asset High Income Fund II, Inc.	2,661,446	11,204,688
Western Asset High Income Opportunity Fund, Inc.	1,286,395	5,055,532
		298,255,128
TOTAL INVESTMENT COMPANIES (Cost $546,072,812)		524,942,755

SHORT-TERM INVESTMENTS - 3.2%		Value
Investments Purchased with Proceeds from Securities Lending - 0.9%	Shares
First American Government Obligations Fund - Class X, 4.39% (b)	4,909,629	4,909,629

Money Market Funds - 2.3%
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (b)	12,139,548	12,139,548
TOTAL SHORT-TERM INVESTMENTS (Cost $17,049,177)		17,049,177

TOTAL INVESTMENTS - 101.4% (Cost $563,121,989)		541,991,932
Liabilities in Excess of Other Assets - (1.4)%		(7,509,698)
TOTAL NET ASSETS - 100.0%		$534,482,234
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $4,722,719 which represented 0.9% of net assets.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify High Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Investment Companies	$524,942,755	$–	$–	$524,942,755
Investments Purchased with Proceeds from Securities Lending	4,909,629	–	–	4,909,629
Money Market Funds	12,139,548	–	–	12,139,548
Total Investments	$541,991,932	$–	$–	$541,991,932

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of December 31, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.